Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2022
Schedule Of Property and Equipment [Abstract]
Schedule of property and equipment
	June 30, 2022	June 30, 2021

Leasehold improvement	$601,527	$117,837
Office furniture, equipment and others	74,578	-
Motor vehicles	222,608	-
Total	898,713	117,837
Less: accumulated depreciation	(186,119)	(35,972)
Total	$712,594	$81,865